CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (USD $)	Series A Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Subscriptions Receivable	Accumulated Deficit	Total
Beginning Balance, Amount at Feb. 08, 2011
Beginning Balance, Shares at Feb. 08, 2011
Issuance of Series A preferred stock net of offering costs, Amount	1,422		741,266			742,688
Issuance of Series A preferred stock net of offering costs, Shares	1,422,223
Issuance of Series A preferred stock upon conversion of notes payable, Amount	800		899,200			900,000
Issuance of Series A preferred stock upon conversion of notes payable, Shares	800,000
Issuance costs for Series A preferred stock			(106,865)			(106,865)
Issuance of common stock for interest in Rare Earth JV, Amount		1,367	2,733			4,100
Issuance of common stock for interest in Rare Earth JV, Shares		1,366,668
Issuance of common stock for cash, Amount		3,473	6,947			10,420
Issuance of common stock for cash, Shares		3,473,334
Issuance of common stock for services, Amount		95	28,465			28,560
Issuance of common stock for services, Shares		95,199
Issuance of common stock in exchange for services, Amount		232	69,435			69,667
Issuance of common stock in exchange for services, Shares		232,222
Stock compensation			3,660			3,660
Net loss					(763,677)	(763,677)
Ending Balance, Amount at Dec. 31, 2011	2,222	5,167	1,644,841		(763,677)	888,553
Ending Balance, Shares at Dec. 31, 2011	2,222,223	5,167,423
Stock compensation			305,920			305,920
Issuance of Series A preferred stock net of placement agent cost, Amount	3,684		8,011,387			8,015,071
Issuance of Series A preferred stock net of placement agent cost, Shares	3,684,448
Issuance of Series A preferred stock to related party for services, Amount	77		172,423			172,500
Issuance of Series A preferred stock to related party for services, Shares	76,667
Issuance of common stock in connection with Blast merger, Amount		475	4,491,750			4,492,225
Issuance of common stock in connection with Blast merger, Shares		474,291
Issuance of Series A preferred stock for oil and gas properties, Amount	123		276,203	(276,326)
Issuance of Series A preferred stock for oil and gas properties, Shares	122,812
Issuance of Series A preferred stock for settlement of payables, Amount	93		559,405			559,498
Issuance of Series A preferred stock for settlement of payables, Shares	93,250
Issuance of Series A preferred stock for debt extension, Amount	45		279,956			280,001
Issuance of Series A preferred stock for debt extension, Shares	44,445
Issuance of restricted common stock for compensation, Amount		785	234,715			235,500
Issuance of restricted common stock for compensation, Shares		785,000
Issuance of common stock for debt conversion, Amount		529	1,516,234			1,516,763
Issuance of common stock for debt conversion, Shares		529,172
Exercise of common stock options, Amount		20	4,780			4,800
Exercise of common stock options, Shares		20,000
Cashless exercise of options - common stock, Amount		161	(161)
Cashless exercise of options - common stock, Shares		161,086
Cashless exercise of warrants- common stock, Amount		38	(38)
Cashless exercise of warrants- common stock, Shares		37,529
Warrants issued to MIE for sale of equity interests in White Hawk			2,586			2,586
Conversion of preferred stock to common stock, Amount	(9)	9
Conversion of preferred stock to common stock, Shares	(9,000)	9,000
Beneficial conversion feature			667,418			667,418
Net loss					(12,013,011)	(12,013,011)
Ending Balance, Amount at Dec. 31, 2012	$ 6,235	$ 7,184	$ 18,167,419	$ (276,326)	$ (12,776,688)	$ 5,127,824
Ending Balance, Shares at Dec. 31, 2012	6,234,845	7,183,501